Financial Instruments And Financial Risk Management - Rollforward of Level 3 Amounts Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred consideration, contingent consideration and other payables, short-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 71,833
Ending balance		$ 71,833
Derivative liabilities, short-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	1,172
Ending balance		1,172
Deferred consideration, long-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	17,651
Ending balance	7,770	17,651
Level 3 | Deferred consideration, contingent consideration and other payables, short-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	71,816	19,093
Additions		69,099
Change in fair value	900
Payments	(39,542)	(1,829)
Settlement		0
Other	9,000	0
Ending balance	47,821	71,816
Level 3 | Deferred consideration, contingent consideration and other payables, short-term | Other Income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value	5,647	(14,743)
Level 3 | Deferred consideration, contingent consideration and other payables, short-term | Selling, general and administrative expense
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value	0	0
Level 3 | Deferred consideration, contingent consideration and other payables, short-term | Interest Expense
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value		196
Level 3 | Derivative liabilities, short-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	1,172	0
Additions		0
Change in fair value	0
Payments	0	0
Settlement		0
Other	0	13,042
Ending balance	0	1,172
Level 3 | Derivative liabilities, short-term | Other Income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value	(1,172)	(11,897)
Level 3 | Derivative liabilities, short-term | Selling, general and administrative expense
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value	0	0
Level 3 | Derivative liabilities, short-term | Interest Expense
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value		27
Level 3 | Derivative liabilities, short-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	17,505
Additions		0
Payments		0
Settlement		(9)
Other		(13,042)
Ending balance		0
Level 3 | Derivative liabilities, short-term | Other Income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value		(4,231)
Level 3 | Derivative liabilities, short-term | Selling, general and administrative expense
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value		0
Level 3 | Derivative liabilities, short-term | Interest Expense
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value		(223)
Level 3 | Deferred consideration, long-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	17,651	7,247
Additions		9,026
Change in fair value	(881)
Payments	0	0
Settlement		0
Other	(9,000)	0
Ending balance	7,770	17,651
Level 3 | Deferred consideration, long-term | Other Income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value	0	0
Level 3 | Deferred consideration, long-term | Selling, general and administrative expense
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value	0	0
Level 3 | Deferred consideration, long-term | Interest Expense
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value		1,378
Loans receivable, short-term
Changes in fair value measurement, assets [abstract]
Beginning balance	1,312
Ending balance	447	1,312
Loans receivable, short-term | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	565	1,517
Additions		0
Change in fair value	0
Payments	(1,837)	(400)
Settlement		0
Other	0	0
Ending balance	0	565
Loans receivable, short-term | Level 3 | Other Income
Changes in fair value measurement, assets [abstract]
Change in fair value	0	0
Loans receivable, short-term | Level 3 | Selling, general and administrative expense
Changes in fair value measurement, assets [abstract]
Change in fair value	1,272	(552)
Loans receivable, short-term | Level 3 | Interest Expense
Changes in fair value measurement, assets [abstract]
Change in fair value		0
Loans receivable, long-term
Changes in fair value measurement, assets [abstract]
Beginning balance	505
Ending balance	823	505
Loans receivable, long-term | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	0	20,019
Additions		0
Payments		0
Settlement		(20,019)
Other		0
Ending balance	0	0
Loans receivable, long-term | Level 3 | Other Income
Changes in fair value measurement, assets [abstract]
Change in fair value		0
Loans receivable, long-term | Level 3 | Selling, general and administrative expense
Changes in fair value measurement, assets [abstract]
Change in fair value		0
Loans receivable, long-term | Level 3 | Interest Expense
Changes in fair value measurement, assets [abstract]
Change in fair value		0
Investments
Changes in fair value measurement, assets [abstract]
Beginning balance	5,912
Ending balance	1,228	5,912
Investments | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	660	119
Additions		593
Change in fair value	0
Payments	0	0
Settlement		(52)
Other	0	0
Ending balance	660	660
Investments | Level 3 | Other Income
Changes in fair value measurement, assets [abstract]
Change in fair value	0	0
Investments | Level 3 | Selling, general and administrative expense
Changes in fair value measurement, assets [abstract]
Change in fair value	$ 0	0
Investments | Level 3 | Interest Expense
Changes in fair value measurement, assets [abstract]
Change in fair value		$ 0